FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Hedges (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging		$ 374
Derivative financial liabilities held for hedging	$ (133)
Reserve of cash flow hedges	956	1,561
Derivative contract, equity method investments
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Reserve of cash flow hedges	365	417	$ 1,023
3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	1	47
Reserve of cash flow hedges	31	40
3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging		36
Derivative financial liabilities held for hedging	(12)
Reserve of cash flow hedges	35	71
6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging		170
Derivative financial liabilities held for hedging	(15)
Reserve of cash flow hedges	77	179
Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging		60
Derivative financial liabilities held for hedging	(76)
Reserve of cash flow hedges	58	244
More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging		61
Derivative financial liabilities held for hedging	(31)
Reserve of cash flow hedges	755	1,027
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	(194)	(38)
Reserve of cash flow hedges	(184)	28
Foreign exchange contracts | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	(10)	(3)
Reserve of cash flow hedges	(9)	5
Foreign exchange contracts | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	(12)	(34)
Reserve of cash flow hedges	(9)	2
Foreign exchange contracts | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities held for hedging	(23)	(1)
Reserve of cash flow hedges	(18)	10
Foreign exchange contracts | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging		0
Derivative financial liabilities held for hedging	(60)
Reserve of cash flow hedges	(59)	11
Foreign exchange contracts | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging		0
Derivative financial liabilities held for hedging	(89)
Reserve of cash flow hedges	(89)	0
Commodities
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	61	412
Reserve of cash flow hedges	296	633
Commodities | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	11	50
Reserve of cash flow hedges	40	35
Commodities | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	70
Reserve of cash flow hedges	44	69
Commodities | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	8	171
Reserve of cash flow hedges	95	169
Commodities | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging		60
Derivative financial liabilities held for hedging	(16)
Reserve of cash flow hedges	69	233
Commodities | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	58	61
Reserve of cash flow hedges	48	127
Emission rights
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	844	900
Emission rights | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	0	0
Emission rights | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	0	0
Emission rights | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	0	0
Emission rights | Later than one year and not later than two years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	48	0
Emission rights | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets held for hedging	0	0
Reserve of cash flow hedges	$ 796	$ 900